RESERVES, Movements in Share-based Payments Reserve (Details)						6 Months Ended	9 Months Ended			12 Months Ended
		Dec. 20, 2019 USD ($) shares	Feb. 01, 2019 USD ($) shares	Dec. 20, 2018 shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares		Mar. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares
Movements in share-based payments reserve [Abstract]
Opening balance, Number of incentive options (in shares)						84,650,000	84,650,000		79,700,000	79,700,000
Number of incentive share options granted (in shares)							25,950,000	[1]			4,950,000
Number of incentive share options exercised (in shares)		(31,500,000)
Number of incentive share options expiration (in shares)						(16,500,000)
Closing balance, Number of incentive options (in shares)							62,600,000			84,650,000	79,700,000
Opening balance, Number of performance rights (in shares)						50,000	50,000		1,500,000	1,500,000
Number of performance rights to be granted (in shares)	[1]						7,500,000
Number of performance rights converted (in shares)			(150,000)		(200,000)
Number of performance rights expiration (in shares)				(1,100,000)
Closing balance, Number of performance rights (in shares)							7,550,000			50,000	1,500,000
Opening balance, Number of unissued share options (in shares)						0	0		0	0
Number of unissued shares, granted (in shares)	[1]						2,000,000
Closing balance, Number of unissued share options (in shares)							2,000,000			0	0
Opening balance, Share-based payments reserve | $						$ 2,287,301	$ 2,287,301		$ 1,897,391	$ 1,897,391
Exercise of incentive options | $		$ (706,570)
Expiration of incentive options | $						$ (241,443)
Conversion of performance rights | $			$ (20,637)		$ (27,828)				0
Share-based payment expenses | $							263,519		$ 383,636	438,375
Closing balance, Share-based payments reserve | $							$ 1,602,807			$ 2,287,301	$ 1,897,391

[1]	During the period, the Group granted the following incentive securities to key management personnel and other employees and consultants of the Company: (a) 2,000,000 fully paid ordinary shares; (b) 23,750,000 unlisted incentive options exercisable at A$0.16 each, expiring December 31, 2022; (c) 1,000,000 unlisted incentive options exercisable at A$0.15 each, expiring June 30, 2020; (d) 1,200,000 unlisted incentive options exercisable at A$0.20 each, expiring June 30, 2020; (e) 2,500,000 unlisted performance rights subject to the 'Chemical Plant PFS Milestone', expiring December 31, 2020; (f) 2,500,000 unlisted performance rights subject to the 'Integrated Feasibility Study Milestone', expiring December 31, 2021; and (g) 2,500,000 unlisted performance rights subject to the 'Construction Milestone', expiring December 31, 2022.